Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
November 24, 2010
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Re:	AIM Equity Funds (Invesco Equity Funds) CIK No. 0000105377
On behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder is the electronic version of the Fund’s Registration Statement on Form N-14 containing proxy statements/prospectuses to accomplish the following:
•	The title of securities being registered are Class A, Class B, Class C, Class Y, and Institutional Class shares of Invesco Charter Fund; and

•	Class A, Class B, Class C, Class R, Class Y, and Investor Class shares of Invesco Diversified Dividend Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 630.684.6724.

Very truly yours,
/s/ Elisa Mitchell
Elisa Mitchell
Counsel